[NATIONWIDE LOGO]



September 13, 2002

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Subject:   Nationwide VL Separate Account-C of
           Nationwide Life and Annuity Insurance Company
           SEC File No. 333-43639
           CIK No. 0001044822

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act") and on behalf of the Nationwide VL Separate Account-C (the "Variable Account") and Nationwide Life and Annuity Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 10 to the Registration Statement for the Company and the Variable Account which became effective September 9, 2002.

Please contact the undersigned at (614) 249-8226 with any questions regarding this filing.

Sincerely,

/s/ Michael R. Moser

Michael R. Moser
Variable Products Securities Counsel
Nationwide Life Insurance Company

cc:  file


One Nationwide Plaza                            Nationwide Insurance
Columbus, Ohio 43215-2220                       Nationwide Financial